John Hancock Disciplined Value International Select ETF Expense Example - John Hancock Disciplined Value International Select ETF - N/A	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	$ 1,514